Segment information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment information
26. Segment information
Description of segments and principal activities
The Company operates its business through two reportable segments based on US geographic regions: the Florida and Mid Atlantic business segments. Each region has a regional president who is a member of the Executive Committee and reports directly to the Company’s CEO, who is the chief operating decision maker (CODM). The core business activities of the two regions are substantially the same and encompass the manufacture, distribution, and sale of a comprehensive range of cement, aggregates, ready-mix concrete, concrete block, and fly ash.
In addition, the Company’s operations include (1) prior to its sale on January 1, 2025, the STET segment, a nonreportable operating segment that develops, manufactures, sells, and services triboelectrostatic separators and related equipment used to beneficiate fly ash, industrial minerals, and food and feed organics and (2) certain income and expense items managed on a total Company level which are not allocated to the operating segment measure of profit and loss, including: unallocated corporate costs, fair value loss on sale of accounts receivable, finance cost, finance income, foreign exchange gain/loss, derivative financial instrument gain/loss, and income taxes.
The CODM evaluates segment performance based on earnings before interest, taxes, depreciation, amortization & impairment (segment adjusted EBITDA). The segment adjusted EBITDA calculation includes the operating profit plus depreciation, amortization and impairment of tangible and intangible assets. This measure excludes the unallocated corporate costs summarized above. The CODM also receives information about the segments’ external revenue, capital spending, and depreciation and amortization on a regular basis.
Information about segment adjusted EBITDA, revenue, depreciation, depletion and amortization and capital spending follows:
Segment adjusted EBITDA

	Year Ended December 31
	2025	2024	2023
Florida business segment	278,663	249,665	221,227
Mid-Atlantic business segment	120,537	134,792	118,260
Subtotal reportable segments	$399,200	$384,457	$339,487
STET segment	—	(6,070)	(6,371)
Unallocated corporate (1)	(11,829)	(19,803)	(4,743)
Finance cost, net	(22,561)	(26,175)	(22,244)
Depreciation, depletion and amortization	(108,716)	(99,941)	(91,079)
Loss on disposal of fixed assets	4	(2,411)	(3,852)
Asset impairment recovery	—	—	609
Foreign exchange (loss)/gain, net	(45,101)	20,846	(11,981)
Derivative financial instrument gain/(loss), net	41,841	(22,441)	10,967
Fair value loss on sale of accounts receivable, net	(4,012)	(4,620)	(6,113)
Stock-based compensation	(3,792)	(3,841)	(3,173)
Acquisition related expenses (2)	(2,661)	—	—
Other (3)	2,469	3,617	871
Income before income taxes	$244,842	$223,618	$202,378

(1)     Unallocated corporate include IPO transaction costs incurred during 2025 and 2024, which primarily consist of consulting, legal and accounting fees.
(2)    In connection with the Company’s recently announced pending acquisition of Keystone Cement Company, we have incurred incremental expenses which primarily consist of legal, environmental and consulting due diligence costs that are not indicative of our ongoing costs.
(3) Other includes, but is not limited to, the impacts on provisions for long-term environmental rehabilitation costs, including provisions for quarry restoration, arising from changes in discount rates, recoveries from insurance claims and other exceptional (gains)/losses or non-recurring items, including the 2025 gain of $2,552 on the STET divestiture (see footnote 1.1 in the accompanying financial statements).
26. Segment information (continued)
Segment external revenue
External revenue are transactions with external customers for each of the business segments.

	Year Ended December 31
	2025	2024	2023
Florida business segment	$1,024,415	$997,575	$969,932
Mid-Atlantic business segment	639,773	634,946	619,683
STET segment	—	1,872	1,986
Total External Revenue	$1,664,188	$1,634,393	$1,591,601
Segment depreciation, depletion and amortization
Depreciation, depletion and amortization per segment is as follows:

	Year Ended December 31
	2025	2024	2023
Florida business segment	$66,124	$60,296	$57,000
Mid-Atlantic business segment	42,469	38,954	33,472
STET segment	—	675	591
Corporate	123	16	16
Total depreciation, depletion and amortization	$108,716	$99,941	$91,079
Segment capital spending
Capital spending is investment in property, plant, equipment and intangible assets (e.g. software), excluding additions to quarries.

	Year Ended December 31
	2025	2024	2023
Florida business segment	$105,875	$70,445	$74,458
Mid-Atlantic business segment	56,418	58,819	41,970
STET segment	—	59	83
Corporate	3,874	1,183	349
Total Capital Spending	$166,167	$130,506	$116,860